TRANSACTIONS WITH PARTIES-IN-INTEREST (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common Stock of TCCC, Fair Value	$ 60,448,581	$ 52,914,497
Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common Stock of TCCC, Fair Value	$ 23,935,707	$ 22,511,211
EBP, Sponsoring Employer | Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common Stock of TCCC, Number of Shares	342,379	361,568
Common Stock of TCCC, Fair Value	$ 23,935,707	$ 22,511,211
Purchases and Dividends Received, Number of Shares	10,020
Purchase and Dividends Received, Amount	$ 702,019
Common Stock of TCCC, Sales, Number of Shares	29,209
Common Stock of TCCC, Sales, Selling Price	$ 2,013,073